UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 132.5%
Aerospace - 2.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$365,000	$369,531
Bombardier, Inc., 6.125%, 1/15/23 (n)	255,000	178,500
Bombardier, Inc., 7.5%, 3/15/25 (n)	140,000	98,350
CPI International, Inc., 8.75%, 2/15/18	360,000	350,100
TransDigm, Inc., 6%, 7/15/22	55,000	53,625
TransDigm, Inc., 6.5%, 7/15/24	265,000	258,375

		$1,308,481
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$232,875
PVH Corp., 4.5%, 12/15/22	260,000	261,300

		$494,175
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.714%, 12/10/49	$275,000	$24,043

Automotive - 3.8%
Accuride Corp., 9.5%, 8/01/18	$425,000	$363,375
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	400,000	421,252
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	90,950
Lear Corp., 4.75%, 1/15/23	250,000	252,500
Lear Corp., 5.25%, 1/15/25	140,000	145,600
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	200,000	201,500
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	208,250
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	300,000	295,875

		$1,979,302
Broadcasting - 4.3%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$220,000	$235,400
AMC Networks, Inc., 7.75%, 7/15/21	271,000	286,583
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	40,838
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	50,000	44,000
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	198,850
iHeartMedia, Inc., 9%, 3/01/21	258,000	175,763
Liberty Media Corp., 8.5%, 7/15/29	250,000	250,000
Liberty Media Corp., 8.25%, 2/01/30	10,000	9,850
Netflix, Inc., 5.375%, 2/01/21	250,000	268,125
Netflix, Inc., 5.875%, 2/15/25	130,000	136,175
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	290,000	294,350
Tribune Media Co., 5.875%, 7/15/22 (n)	290,000	290,000

		$2,229,934
Building - 4.4%
Allegion PLC, 5.875%, 9/15/23	$117,000	$122,558
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	380,000	398,050
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)	195,000	205,725
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	340,000	345,314
Building Materials Corp. of America, 6%, 10/15/25 (n)	120,000	121,950
Gibraltar Industries, Inc., 6.25%, 2/01/21	250,000	251,250
HD Supply, Inc., 7.5%, 7/15/20	280,000	294,700
Headwaters, Inc., 7.25%, 1/15/19	150,000	153,375
PriSo Acquisition Corp., 9%, 5/15/23 (n)	200,000	176,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/23		$245,000	$218,663

			$2,287,585
Business Services - 2.4%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$197,125
Equinix, Inc., 5.375%, 1/01/22		70,000	72,625
Equinix, Inc., 5.375%, 4/01/23		240,000	256,728
Iron Mountain, Inc., REIT, 6%, 10/01/20 (n)		120,000	127,200
Iron Mountain, Inc., REIT, 6%, 8/15/23		320,000	340,000
NeuStar, Inc., 4.5%, 1/15/23		285,000	230,138

			$1,223,816
Cable TV - 8.9%
Altice Financing S.A., 6.625%, 2/15/23 (n)		$480,000	$472,800
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	78,038
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		420,000	436,538
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		185,000	183,613
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		240,000	244,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		80,000	79,200
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		335,000	327,881
DISH DBS Corp., 7.875%, 9/01/19		70,000	75,827
DISH DBS Corp., 6.75%, 6/01/21		175,000	178,281
DISH DBS Corp., 5%, 3/15/23		190,000	168,150
DISH DBS Corp., 5.875%, 11/15/24		90,000	80,870
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		125,000	96,875
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		370,000	185,925
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		285,000	185,250
Intelsat Luxembourg S.A., 8.125%, 6/01/23		340,000	103,700
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	135,000	157,713
Lynx I Corp., 5.375%, 4/15/21 (n)		$180,000	186,525
Neptune Finco Corp., 10.875%, 10/15/25 (n)		200,000	216,000
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		70,000	71,050
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		30,000	31,350
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		125,000	121,875
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		135,000	141,750
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		165,000	164,588
Unitymedia Hessen, 5.5%, 1/15/23 (n)		250,000	261,875
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)		200,000	199,000
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	194,000

			$4,643,474
Chemicals - 3.3%
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		$300,000	$318,750
GCP Applied Technologies Co., 9.5%, 2/01/23 (n)		110,000	117,700
Hexion U.S. Finance Corp., 6.625%, 4/15/20		130,000	102,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		240,000	159,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		200,000	200,000
Momentive Performance Materials, Inc., 3.88%, 10/24/21		90,000	61,200
The Chemours Co., 6.625%, 5/15/23 (n)		115,000	83,088
Tronox Finance LLC, 6.375%, 8/15/20		405,000	254,138
Tronox Finance LLC, 7.5%, 3/15/22 (n)		245,000	151,288
W.R. Grace & Co., 5.125%, 10/01/21 (n)		245,000	254,800

			$1,702,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.6%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$98,000	$35,525
VeriSign, Inc., 4.625%, 5/01/23	260,000	256,100

		$291,625
Computer Software - Systems - 1.3%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$140,000	$148,750
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	125,000	129,063
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	415,000	418,113

		$695,926
Conglomerates - 4.0%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/20 (n)	$150,000	$107,625
Amsted Industries Co., 5%, 3/15/22 (n)	495,000	485,100
BC Mountain LLC, 7%, 2/01/21 (n)	315,000	236,250
EnerSys, 5%, 4/30/23 (n)	400,000	381,000
Enpro Industries, Inc., 5.875%, 9/15/22	305,000	296,613
Entegris, Inc., 6%, 4/01/22 (n)	345,000	349,313
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	232,750

		$2,088,651
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21 (a)(d)	$135,000	$21,263

Consumer Products - 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/01/17	$65,000	$65,163
Elizabeth Arden, Inc., 7.375%, 3/15/21	90,000	51,300
Prestige Brands, Inc., 8.125%, 2/01/20	79,000	82,405
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	230,000	227,125
Spectrum Brands, Inc., 6.375%, 11/15/20	215,000	226,556
Spectrum Brands, Inc., 6.125%, 12/15/24	40,000	42,300
Spectrum Brands, Inc., 5.75%, 7/15/25	105,000	110,644

		$805,493
Consumer Services - 3.6%
ADT Corp., 6.25%, 10/15/21	$510,000	$497,250
ADT Corp., 4.125%, 6/15/23	85,000	71,613
CEB, Inc., 5.625%, 6/15/23 (n)	210,000	213,150
Garda World Security Corp., 7.25%, 11/15/21 (n)	130,000	91,000
Garda World Security Corp., 7.25%, 11/15/21 (n)	180,000	126,000
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	420,000	412,650
Monitronics International, Inc., 9.125%, 4/01/20	300,000	254,250
Service Corp. International, 5.375%, 5/15/24	190,000	202,113

		$1,868,026
Containers - 7.1%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$600,000	$618,750
Ball Corp., 5%, 3/15/22	210,000	218,663
Berry Plastics Group, Inc., 5.5%, 5/15/22	335,000	348,400
Berry Plastics Group, Inc., 6%, 10/15/22 (n)	85,000	88,400
Crown American LLC, 4.5%, 1/15/23	476,000	485,520
Multi-Color Corp., 6.125%, 12/01/22 (n)	320,000	322,400
Mustang Merger Corp., 8.5%, 8/15/21 (n)	5,000	5,088
Plastipak Holdings, Inc., 6.5%, 10/01/21 (n)	221,000	212,160
Reynolds Group, 5.75%, 10/15/20	130,000	133,575
Reynolds Group, 8.25%, 2/15/21	510,000	501,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Sealed Air Corp., 4.875%, 12/01/22 (n)	$335,000	$345,050
Sealed Air Corp., 5.125%, 12/01/24 (n)	95,000	98,563
Signode Industrial Group, 6.375%, 5/01/22 (n)	345,000	293,250

		$3,670,894
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/21 (n)	$95,000	$24,225

Electronics - 2.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$230,000	$167,900
Advanced Micro Devices, Inc., 7%, 7/01/24	140,000	87,500
Micron Technology, Inc., 5.875%, 2/15/22	155,000	142,391
Micron Technology, Inc., 5.5%, 2/01/25	230,000	193,200
NXP B.V., 5.75%, 2/15/21 (n)	200,000	208,000
NXP B.V., 5.75%, 3/15/23 (n)	245,000	253,575
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	155,000	159,650
Sensata Technologies B.V., 5%, 10/01/25 (n)	170,000	167,025

		$1,379,241
Energy - Independent - 3.9%
Baytex Energy Corp., 5.625%, 6/01/24 (n)	$130,000	$70,850
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	190,000	56,525
Bonanza Creek Energy, Inc., 5.75%, 2/01/23	55,000	13,750
Chaparral Energy, Inc., 7.625%, 11/15/22 (d)	410,000	28,700
Chesapeake Energy Corp., 5.75%, 3/15/23	380,000	79,800
Concho Resources, Inc., 5.5%, 4/01/23	305,000	283,650
EP Energy LLC, 9.375%, 5/01/20	120,000	35,100
EP Energy LLC, 7.75%, 9/01/22	475,000	128,250
Halcon Resources Corp., 8.875%, 5/15/21	345,000	37,950
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	140,000	6,650
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	334,000	12,943
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	145,000	6,163
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	147,000	110,250
Oasis Petroleum, Inc., 6.875%, 3/15/22	290,000	169,650
QEP Resources, Inc., 5.25%, 5/01/23	505,000	353,500
RSP Permian, Inc., 6.625%, 10/01/22	260,000	232,700
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	118,925
SM Energy Co., 6.5%, 11/15/21	295,000	132,750
SM Energy Co., 6.125%, 11/15/22	140,000	60,900
WPX Energy, Inc., 6%, 1/15/22	115,000	65,838

		$2,004,844
Entertainment - 2.9%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	$165,000	$173,456
Cedar Fair LP, 5.25%, 3/15/21	260,000	268,775
Cedar Fair LP, 5.375%, 6/01/24	95,000	97,850
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,681
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	190,000
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	270,000	270,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	327,152

		$1,494,914
Financial Institutions - 7.4%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$177,415
Aircastle Ltd., 5.125%, 3/15/21	125,000	125,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
Aircastle Ltd., 5.5%, 2/15/22	$160,000	$159,800
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	335,349
CIT Group, Inc., 5.5%, 2/15/19 (n)	340,000	351,900
CIT Group, Inc., 5%, 8/15/22	155,000	155,581
Credit Acceptance Co., 7.375%, 3/15/23 (n)	225,000	212,625
Icahn Enterprises LP, 6%, 8/01/20	245,000	227,850
Icahn Enterprises LP, 5.875%, 2/01/22	320,000	279,200
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	175,000	171,063
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	523,088
Navient Corp., 8%, 3/25/20	515,000	508,563
Navient Corp., 5.875%, 3/25/21	100,000	87,750
Navient Corp., 7.25%, 1/25/22	260,000	236,600
Navient Corp., 6.125%, 3/25/24	105,000	87,875
PHH Corp., 6.375%, 8/15/21	265,000	231,875

		$3,871,847
Food & Beverages - 1.2%
Darling Ingredients, Inc., 5.375%, 1/15/22	$190,000	$187,150
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24 (n)	65,000	68,575
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	350,000	356,017

		$611,742
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$175,000	$58,406
Tembec Industries, Inc., 9%, 12/15/19 (n)	115,000	74,175

		$132,581
Gaming & Lodging - 4.8%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$255,000	$259,463
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	265,000	261,025
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	285,000	277,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	415,000	430,563
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	80,000	84,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	325,000	334,750
MGM Resorts International, 6.625%, 12/15/21	180,000	191,250
MGM Resorts International, 6%, 3/15/23	285,000	292,125
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	305,000	306,525
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/23	80,000	79,800

		$2,517,376
Industrial - 1.9%
Anixter, Inc., 5.125%, 10/01/21	$240,000	$232,800
Dematic S.A., 7.75%, 12/15/20 (n)	385,000	381,150
Howard Hughes Corp., 6.875%, 10/01/21 (n)	375,000	368,906

		$982,856
Insurance - Health - 0.5%
Centene Escrow Corp., 5.625%, 2/15/21 (n)	$115,000	$120,175
Centene Escrow Corp., 6.125%, 2/15/24 (n)	115,000	122,044

		$242,219
Machinery & Tools - 2.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$265,000	$262,350
CNH Industrial Capital LLC, 4.375%, 11/06/20	240,000	230,400
H&E Equipment Services Co., 7%, 9/01/22	370,000	352,425
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	295,000	179,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	$230,000	$104,650

		$1,129,775
Major Banks - 2.4%
Bank of America Corp., FRN, 6.1%, 12/29/49	$670,000	$649,900
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	405,000	400,950
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/29/49	200,000	180,480

		$1,231,330
Medical & Health Technology & Services - 8.0%
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	$445,000	$381,588
Davita Healthcare Partners, Inc., 5%, 5/01/25	235,000	234,413
Davita, Inc., 5.125%, 7/15/24	185,000	188,238
HCA, Inc., 4.25%, 10/15/19	185,000	190,550
HCA, Inc., 7.5%, 2/15/22	380,000	429,324
HCA, Inc., 5.875%, 3/15/22	405,000	434,363
HCA, Inc., 5%, 3/15/24	160,000	163,200
HCA, Inc., 5.375%, 2/01/25	125,000	127,344
HCA, Inc., 5.875%, 2/15/26	130,000	133,900
HealthSouth Corp., 5.125%, 3/15/23	305,000	300,425
HealthSouth Corp., 5.75%, 11/01/24 (n)	150,000	151,500
LifePoint Hospitals, Inc., 5.5%, 12/01/21	170,000	175,525
TeamHealth, Inc., 7.25%, 12/15/23 (n)	50,000	52,500
Tenet Healthcare Corp., 8%, 8/01/20	480,000	484,800
Tenet Healthcare Corp., 4.5%, 4/01/21	180,000	178,875
Tenet Healthcare Corp., 8.125%, 4/01/22	160,000	157,299
Tenet Healthcare Corp., 6.75%, 6/15/23	170,000	154,063
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	212,538

		$4,150,445
Medical Equipment - 1.8%
Alere, Inc., 6.375%, 7/01/23 (n)	$195,000	$214,013
DJO Finco, Inc., 8.125%, 6/15/21 (n)	260,000	217,750
Hologic, Inc., 5.25%, 7/15/22 (n)	250,000	261,850
Teleflex, Inc., 5.25%, 6/15/24	225,000	227,813

		$921,426
Metals & Mining - 4.3%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$300,000	$193,500
Commercial Metals Co., 4.875%, 5/15/23	270,000	232,200
Consol Energy, Inc., 5.875%, 4/15/22	355,000	231,638
Consol Energy, Inc., 8%, 4/01/23	195,000	130,650
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	220,000
Freeport-McMoRan, Inc., 5.45%, 3/15/43	90,000	52,200
GrafTech International Co., 6.375%, 11/15/20	330,000	191,400
Hudbay Minerals, Inc., 9.5%, 10/01/20	185,000	105,517
Lundin Mining Corp., 7.5%, 11/01/20 (n)	70,000	61,950
Lundin Mining Corp., 7.875%, 11/01/22 (n)	150,000	123,000
Steel Dynamics, Inc., 5.125%, 10/01/21	100,000	97,500
Steel Dynamics, Inc., 5.25%, 4/15/23	160,000	150,000
Steel Dynamics, Inc., 5.5%, 10/01/24	100,000	93,750
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	90,000	56,700
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	215,000	135,450
Suncoke Energy, Inc., 7.625%, 8/01/19	29,000	28,130
TMS International Corp., 7.625%, 10/15/21 (n)	205,000	155,288

		$2,258,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - 7.7%
AmeriGas Finance LLC, 6.75%, 5/20/20	$425,000	$431,375
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	155,000	116,250
Crestwood Midstream Partners LP, 6%, 12/15/20	225,000	162,563
Crestwood Midstream Partners LP, 6.125%, 3/01/22	135,000	97,200
Energy Transfer Equity LP, 7.5%, 10/15/20	425,000	388,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	175,950
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	295,000	212,400
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32	500,000	478,640
MPLX LP, 5.5%, 2/15/23 (n)	230,000	205,275
MPLX LP, 4.5%, 7/15/23 (n)	290,000	241,245
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	190,875
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	415,125
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	135,000	124,284
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25	265,000	240,488
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	130,000	97,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	160,000	104,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18	80,000	76,650
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19	240,000	211,800
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	65,000	50,863

		$4,021,358
Network & Telecom - 2.3%
Centurylink, Inc., 6.45%, 6/15/21	$185,000	$187,890
Centurylink, Inc., 7.65%, 3/15/42	245,000	200,900
Frontier Communications Corp., 8.125%, 10/01/18	95,000	98,325
Frontier Communications Corp., 6.25%, 9/15/21	75,000	66,469
Frontier Communications Corp., 7.125%, 1/15/23	100,000	86,969
Frontier Communications Corp., 11%, 9/15/25 (n)	80,000	80,100
Frontier Communications Corp., 9%, 8/15/31	215,000	175,225
Telecom Italia Capital, 6%, 9/30/34	70,000	60,375
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	250,000	242,500

		$1,198,753
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$373,000	$210,745
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	290,000	58,000
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	220,000	136,400

		$405,145
Oils - 0.9%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$160,000	$145,600
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	340,000	314,500

		$460,100
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$225,000	$275,812

Pharmaceuticals - 3.6%
Capsugel S.A., 7%, 5/15/19 (n)(p)	$80,000	$80,100
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	425,000	440,938
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	220,000	217,250
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	65,000	61,263
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	430,000	405,275
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	230,000	210,450
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	105,000	87,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Vantage Point Imaging, 7.5%, 7/15/21 (n)	$125,000	$117,813
VRX Escrow Corp., 5.875%, 5/15/23 (n)	295,000	248,906

		$1,869,408
Precious Metals & Minerals - 0.9%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$240,000	$203,400
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	335,000	280,144

		$483,544
Printing & Publishing - 2.3%
American Media, Inc., 13.5%, 6/15/18 (z)	$28,207	$27,414
Nielsen Finance LLC, 5%, 4/15/22 (n)	440,000	445,500
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	210,000	218,530
TEGNA, Inc., 5.125%, 7/15/20	185,000	193,325
TEGNA, Inc., 4.875%, 9/15/21 (n)	100,000	102,500
TEGNA, Inc., 6.375%, 10/15/23	195,000	209,138

		$1,196,407
Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$150,000	$156,375
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	275,000	283,250

		$439,625
Real Estate - Other - 1.3%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$360,000	$374,400
Felcor Lodging LP, REIT, 5.625%, 3/01/23	315,000	320,513

		$694,913
Retailers - 3.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$445,000	$457,794
Bon Ton Stores, Inc., 8%, 6/15/21	45,000	16,425
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	215,000	182,750
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	360,000	382,950
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	240,000	169,176
Rite Aid Corp., 9.25%, 3/15/20	155,000	163,525
Rite Aid Corp., 6.75%, 6/15/21	65,000	68,900
Rite Aid Corp., 6.125%, 4/01/23 (n)	170,000	181,475
Sally Beauty Holdings, Inc., 5.625%, 12/01/25	80,000	83,200

		$1,706,195
Specialty Chemicals - 1.4%
Chemtura Corp., 5.75%, 7/15/21	$435,000	$428,475
Univar USA, Inc., 6.75%, 7/15/23 (n)	360,000	310,500

		$738,975
Specialty Stores - 1.7%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$320,000	$327,200
Group 1 Automotive, Inc., 5%, 6/01/22	335,000	313,225
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	235,000	242,050

		$882,475
Telecommunications - Wireless - 6.5%
Crown Castle International Corp., 5.25%, 1/15/23	$245,000	$259,394
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	143,000
Digicel Group Ltd., 6.75%, 3/01/23 (n)	225,000	191,813
Sprint Capital Corp., 6.875%, 11/15/28	285,000	206,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Corp., 7.875%, 9/15/23	$370,000	$273,800
Sprint Corp., 7.125%, 6/15/24	410,000	292,125
Sprint Corp., 7%, 8/15/20	40,000	31,400
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	155,715
Sprint Nextel Corp., 6%, 11/15/22	205,000	144,525
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	35,963
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	97,613
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	87,338
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	523,750
T-Mobile USA, Inc., 6.633%, 4/28/21	125,000	130,625
T-Mobile USA, Inc., 6.5%, 1/15/26	195,000	197,607
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	250,000	241,250
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	405,000	372,600

		$3,385,143
Telephone Services - 0.8%
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)	$100,000	$102,500
Level 3 Financing, Inc., 5.375%, 5/01/25	305,000	310,338

		$412,838
Transportation - Services - 2.2%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$335,000	$251,250
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	260,000	182,650
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	285,000	91,200
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	148,750
Stena AB, 7%, 2/01/24 (n)	400,000	289,500
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	152,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21 (a)(d)	55,000	10,450

		$1,125,800
Utilities - Electric Power - 2.6%
Calpine Corp., 5.5%, 2/01/24	$260,000	$234,000
Covanta Holding Corp., 7.25%, 12/01/20	265,000	260,363
Covanta Holding Corp., 6.375%, 10/01/22	70,000	64,575
Covanta Holding Corp., 5.875%, 3/01/24	80,000	68,800
NRG Energy, Inc., 8.25%, 9/01/20	280,000	267,400
NRG Energy, Inc., 6.25%, 7/15/22	25,000	21,125
NRG Energy, Inc., 6.625%, 3/15/23	330,000	278,850
TerraForm Power Operating Co., 5.875%, 2/01/23 (n)	222,000	166,500

		$1,361,613
Total Bonds		$68,947,150

Floating Rate Loans (g)(r) - 3.4%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$130,009	$125,900

Building - 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$157,783	$155,574

Cable TV - 0.2%
Cequel Communications LLC, Term Loan B, 3.81%, 2/14/19	$106,275	$103,807

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$123,786	$121,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$130,896	$129,533

Containers - 0.2%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$93,214	$91,594

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$80,134	$80,134

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$163,165	$162,512

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$165,423	$164,761

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$121,114	$119,184

Retailers - 0.2%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$79,361	$79,163

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/20	$297,530	$260,339

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$199,229	$186,030
Total Floating Rate Loans		$1,779,584

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$5,247

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,924,244	$1,924,244
Total Investments		$72,656,225

Other Assets, Less Liabilities - (39.6)%		(20,626,325)
Net Assets - 100.0%		$52,029,900

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,825,404 representing 53.5% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$28,393	$27,414
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/29/16

Forward Foreign Currency Exchange Contracts at 2/29/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	157,614	4/15/16	$171,179	$171,687	$(508)

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$652,578	June - 2016	$568

At February 29, 2016, the fund had cash collateral of $6,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,247	$—	$—	$5,247
U.S. Corporate Bonds	—	59,143,886	—	59,143,886
Commercial Mortgage-Backed Securities	—	24,043	—	24,043
Foreign Bonds	—	9,779,221	—	9,779,221
Floating Rate Loans	—	1,779,584	—	1,779,584
Mutual Funds	1,924,244	—	—	1,924,244
Total Investments	$1,929,491	$70,726,734	$—	$72,656,225

Other Financial Instruments
Futures Contracts	$568	$—	$—	$568
Forward Foreign Currency Exchange Contracts	—	(508)	—	(508)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,111,760
Gross unrealized appreciation	558,676
Gross unrealized depreciation	(11,014,211)
Net unrealized appreciation (depreciation)	$(10,455,535)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,287,403	2,939,160	(2,302,319)	1,924,244

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,077	$1,924,244

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.